Acquisitions (Schedule of Adjustment of Supplemental Pro Forma Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
MakerBot [Member]
Business Acquisition [Line Items]
Increase in amortization of intangibles	$ 14,139	$ 23,556
Adjust performance bonus expenses	(163)	19,836
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation	(11,301)	11,272
Adjust taxes related to the adjustments to the supplemental pro forma	(4,239)	(20,226)
Total pro forma information adjustments	(1,564)	34,438
Objet [Member]
Business Acquisition [Line Items]
Stock-based compensation related to business combination		22,642
Increase in amortization of intangibles		44,239
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation		(28,850)
Adjust taxes related to the adjustments to the supplemental pro forma		(2,899)
Total pro forma information adjustments		35,132
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Increase in amortization of intangibles	6,446		2,261
Adjust performance bonus expenses	27,982		(266)
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation	(20,697)		(26,012)
Adjustments due to financial expenses related to Solid Concepts debts	(440)		(406)
Adjust taxes related to the adjustments to the supplemental pro forma	(755)		10,513
Total pro forma information adjustments	$ 12,536		$ (13,910)